Cover Page	Mar. 01, 2021	Jan. 30, 2021
Cover [Abstract]
Document Type		8-K
Document Period End Date	Mar. 01, 2021
Entity Registrant Name		HERITAGE-CRYSTAL CLEAN, INC.
Entity Incorporation, State or Country Code		DE
Entity File Number		001-33987
Entity Tax Identification Number		26-0351454
Entity Address, Address Line One		2175 Point Boulevard
Entity Address, Address Line Two		Suite 375
Entity Address, City or Town		Elgin
Entity Address, State or Province		IL
Entity Address, Postal Zip Code		60123
City Area Code		847
Local Phone Number		836-5670
Written Communications		false
Soliciting Material		false
Pre-commencement Tender Offer		false
Pre-commencement Issuer Tender Offer		false
Entity Emerging Growth Company		false
Title of 12(b) Security		Common Stock, $0.01 par value
Trading Symbol		HCCI
Security Exchange Name		NASDAQ
Entity Central Index Key		0001403431
Amendment Flag		false